Share-Based and Long-Term Compensation Plans (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of market condition goals
The time-based awards will vest ratably over four years from the date the shares are granted.  The market condition awards are contingent on the Company meeting goals for compounded annual total return to stockholders ("TRTS") over the three year period beginning July 1, 2010.  The market condition goals are based upon (i) the Company's absolute compounded annual TRS; and (ii) the Company's absolute compounded annual TRTS relative to the compounded annual return of the MSCI US REIT ("RMS") Index calculated on a gross basis, as follows:

	Threshold	Target	Maximum
Absolute Return Goal	10%	12%	14%
Relative Return Goal	RMS + 100 bps	RMS + 200 bps	RMS + 300 bps

Summary of restricted shares and deferred incentive share unit activity
A summary of the Company's restricted stock and deferred incentive share unit activity is as follows:

	Restricted Shares	Weighted Average Price	Deferred Incentive Share Units	Weighted Average Price
Outstanding at December 31, 2009	308,975	$29.94	18,055	$34.08
Issued	345,120	7.30	3,805	14.83
Vested	(152,941)	33.06	(4,355)	47.78
Forfeited	(21,224)	26.69	(1,865)	32.99
Outstanding at December 31, 2010	479,930	12.81	15,640	25.71
Issued	235,168	10.31	20,435	23.97
Vested	(99,202)	23.99	(4,930)	45.11
Forfeited	(161,826)	10.68	(3,775)	20.38
Outstanding at December 31, 2011	454,070	9.83	27,370	21.65
Issued	21,900	10.15	—	—
Vested	(56,013)	21.55	(3,030)	14.93
Forfeited	(138,724)	8.18	(6,580)	14.06
Outstanding at December 31, 2012	281,233	$8.34	17,760	$25.61

Vesting Scheduled of Restricted Stock and DISUs [Table Text Block]
Restricted shares and deferred incentive share units vest in the following years, subject to service and market conditions:

	Time Based Awards	Market Condition Awards (1)	Total Restricted Shares	Deferred Incentive Share Units
2013	14,052	117,014	131,066	—
2014	14,048	117,017	131,065	1,490
2015	11,781	—	11,781	16,270
2016	7,321	—	7,321	—
	47,202	234,031	281,233	17,760

(1)	The market condition restricted shares will vest in the years noted above subject to achievement of the market condition goals described.

Summary of stock option activity
A summary of the Company's stock option activity and related information is as follows:

	1994 Stock Option Plan		1991 Directors Stock Option Plan		2001 Directors Stock Option Plan
	Shares	Weighted Average Price	Shares	Weighted Average Price	Shares	Weighted Average Price
Outstanding at December 31, 2009	86,280	$31.46	—	$—	12,500	$41.63
Forfeited	(56,319)	30.28	—	—	(3,000)	38.95
Outstanding at December 31, 2010	29,961	33.69	—	—	9,500	42.47
Forfeited	(27,508)	33.51	—	—	(6,500)	44.10
Outstanding at December 31, 2011	2,453	35.70	—	—	3,000	38.95
Forfeited	(2,453)	35.70	—	—	(3,000)	38.95
Vested and Exercisable at December 31, 2012	—	$—	—	$—	—	$—